Taxation - Schedule of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryforwards	$ 14,808	$ 9,416	$ 6,991
Accrued expenses and others	427	414	104
Less: valuation allowance	$ (15,235)	$ (9,830)	$ (7,095)	$ (6,773)